Balance Sheet Information	9 Months Ended
Sep. 30, 2013
Balance Sheet Information [Abstract]
Balance Sheet Information

Note 4: Balance Sheet Information

Balance sheet information is as follows:
	September 30, 2013	December 31, 2012
Property and equipment, net:
Office equipment/computer	$108,967	$18,863
Prototype Vehicles	615,945	95,669
Equipment and tools	199,415	81,206
	$924,327	$195,738
Less: Accumulated depreciation	(165,867)	(41,241)
	$758,460	$154,497

	September 30, 2013	December 31, 2012
Intangible assets, net:
Intangible assets	$3,474,719	$52,500
Less: Accumulated amortization	(160,825)	(5,000)
	$3,313,894	$47,500

	September 30, 2013	December 31, 2012
Accrued liabilities:
Accrued expenses	$191,703	$112,711
Accrued interest	153,123	76,739
	$344,826	$189,450